Quarterly Report
November 30, 2022
MFS®  Government
Securities Fund
MFG-Q3

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Asset-Backed & Securitized – 5.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.142%, 11/15/2054 (i)	$21,982,143	$1,310,619
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.411% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	7,778,000	7,350,028
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.378% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,592,454
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.275% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	6,638,000	6,246,139
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.042% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	7,155,500	6,721,118
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.422%, 7/15/2054 (i)	21,231,758	1,562,067
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.751%, 2/15/2054 (i)	13,862,748	1,274,975
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055 (w)	2,688,397	2,826,276
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.46%, 12/15/2055 (i)(w)	23,103,553	909,192
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.379%, 2/15/2054 (i)	43,850,423	3,007,043
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	26,332,948	1,631,363
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)	38,162,898	1,904,187
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.383%, 7/15/2054 (i)	33,699,648	2,413,633
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.396%, 8/15/2054 (i)	40,270,471	2,883,962
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.153%, 9/15/2054 (i)	45,453,973	2,571,463
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.075% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	3,712,000	3,547,885
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.355% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,700,500	4,545,379
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.175% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,414,004
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,250,378	1,168,955
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.995%, 12/15/2072 (i)(n)	23,381,308	1,049,868
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.432%, 2/15/2054 (i)	33,627,261	2,566,594
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.78%, 4/15/2054 (i)	19,033,201	839,604
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.152%, 6/15/2064 (i)	13,344,501	799,289
KREF 2018-FT1 Ltd., “AS”, FLR, 5.211% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	759,000	704,834
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	1,326,363	1,301,959
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,034,746
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 5.525% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	10,000,000	9,398,220
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 5.727% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,562,950
MF1 2021-FL5 Ltd., “AS”, FLR, 5.178% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,666,018
MF1 2021-FL5 Ltd., “B”, FLR, 5.428% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,613,597
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	24,234,879	898,971
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.419%, 5/15/2054 (i)	16,789,753	1,178,239
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.345%, 6/15/2054 (i)	20,615,958	1,328,280
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.215%, 10/15/2054 (i)	80,811,926	4,883,473
PFP III 2021-7 Ltd., “AS”, FLR, 5.025% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,441,728	5,085,159
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.244% (LIBOR - 1mo. + 1.2%), 11/25/2036	4,033,142	3,863,248
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.544% (LIBOR - 1mo. + 1.5%), 11/25/2036	1,261,500	1,185,950
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	1,208,000	1,199,117
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	961,000	955,239
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.118%, 1/15/2052 (i)(n)	13,285,710	569,560
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.672%, 8/15/2054 (i)	20,842,198	1,868,455
		$122,434,112
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$1,899,000	$1,887,437
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,755,328
Industrial – 0.1%
Howard University, Washington D.C., 2.801%, 10/01/2023	$505,000	$494,594
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	524,930
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	642,206
		$1,661,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$4,139,000	$4,125,876
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	1,906,678
		$6,032,554
Mortgage-Backed – 51.2%
Fannie Mae, 2.152%, 1/25/2023	$107,312	$106,975
Fannie Mae, 2.41%, 5/01/2023	1,319,720	1,301,246
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	8,534,999	8,917,157
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	7,647,037	7,822,269
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	18,679,224	18,699,099
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	36,837,784	35,928,234
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	22,104,537	20,932,854
Fannie Mae, 2.5%, 11/01/2031 - 2/01/2052	11,427,176	9,958,473
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,462,899	143,768
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	680,536	707,744
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,887,307	1,956,361
Fannie Mae, 3%, 2/25/2033 (i)	1,589,650	147,708
Fannie Mae, 3.5%, 4/01/2038 - 12/01/2047	25,852,833	24,311,097
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,591,533	1,470,427
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	4,917,928	4,517,473
Fannie Mae, 2.75%, 9/25/2042	1,608,926	1,504,817
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 10/01/2052	177,131,929	152,940,967
Fannie Mae, UMBS, 2%, 10/01/2036 - 7/01/2052	151,979,252	127,352,510
Fannie Mae, UMBS, 1.5%, 2/01/2042	533,699	436,291
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,285,455	1,349,609
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 9/01/2052	10,978,898	10,072,269
Fannie Mae, UMBS, 3%, 6/01/2051 - 11/01/2052	24,930,802	22,186,887
Fannie Mae, UMBS, 4%, 5/01/2052	3,146,788	2,999,538
Fannie Mae, UMBS, 4.5%, 9/01/2052	2,390,217	2,337,363
Freddie Mac, 5%, 4/01/2023 - 10/01/2052	10,782,676	10,953,496
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	21,446,108	20,061,019
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,094,093	1,141,235
Freddie Mac, 3.06%, 7/25/2023	871,000	860,413
Freddie Mac, 3.531%, 7/25/2023	239,403	236,833
Freddie Mac, 3.458%, 8/25/2023	4,540,790	4,487,265
Freddie Mac, 1.038%, 4/25/2024 (i)	36,235,124	363,159
Freddie Mac, 0.725%, 7/25/2024 (i)	49,286,287	346,379
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,583,939
Freddie Mac, 3.064%, 8/25/2024	5,952,406	5,780,494
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	3,239,491	3,248,689
Freddie Mac, 2.67%, 12/25/2024	10,948,000	10,500,978
Freddie Mac, 3.062%, 12/25/2024	325,000	314,366
Freddie Mac, 2.811%, 1/25/2025	7,474,645	7,183,491
Freddie Mac, 3.329%, 5/25/2025	16,621,000	16,093,918
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,087,976
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,732,312	2,672,697
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	32,522,547	30,806,364
Freddie Mac, 1.482%, 3/25/2027 (i)	5,583,000	279,818
Freddie Mac, 0.71%, 7/25/2027 (i)	104,340,878	2,301,676
Freddie Mac, 0.557%, 8/25/2027 (i)	81,882,752	1,393,235
Freddie Mac, 0.429%, 1/25/2028 (i)	143,929,401	2,000,806
Freddie Mac, 0.436%, 1/25/2028 (i)	61,842,676	885,488
Freddie Mac, 0.271%, 2/25/2028 (i)	175,345,760	1,277,657
Freddie Mac, 2.5%, 3/15/2028	311,805	308,546
Freddie Mac, 0.264%, 4/25/2028 (i)	113,135,122	780,678
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	30,660,463	28,044,303
Freddie Mac, 1.22%, 7/25/2029 (i)	19,334,355	1,119,821
Freddie Mac, 1.268%, 8/25/2029 (i)	33,755,653	2,044,826
Freddie Mac, 1.917%, 4/25/2030 (i)	14,430,646	1,544,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.985%, 4/25/2030 (i)	$20,077,463	$2,174,333
Freddie Mac, 1.768%, 5/25/2030 (i)	12,033,779	1,205,442
Freddie Mac, 1.907%, 5/25/2030 (i)	26,880,424	2,897,414
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	3,799,343	3,974,242
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	914,397
Freddie Mac, 1.704%, 8/25/2030 (i)	10,235,210	1,018,624
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	480,699
Freddie Mac, 1.172%, 11/25/2030 (i)	13,158,725	908,813
Freddie Mac, 0.422%, 1/25/2031 (i)	50,169,540	1,017,223
Freddie Mac, 0.873%, 1/25/2031 (i)	19,512,958	992,123
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	891,923
Freddie Mac, 0.613%, 3/25/2031 (i)	40,303,638	1,318,098
Freddie Mac, 0.829%, 3/25/2031 (i)	17,260,719	846,602
Freddie Mac, 1.334%, 5/25/2031 (i)	7,120,528	575,437
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	750,808
Freddie Mac, 0.608%, 8/25/2031 (i)	14,901,241	520,171
Freddie Mac, 0.632%, 9/25/2031 (i)	50,149,699	1,936,912
Freddie Mac, 0.955%, 9/25/2031 (i)	14,983,637	893,712
Freddie Mac, 2.154%, 10/25/2031	1,500,000	1,255,431
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,912,163
Freddie Mac, 0.597%, 12/25/2031 (i)	73,957,916	2,661,538
Freddie Mac, 0.664%, 12/25/2031 (i)	12,187,459	487,784
Freddie Mac, 2.59%, 1/25/2032	1,000,000	865,286
Freddie Mac, 2.4%, 3/25/2032	1,000,000	852,778
Freddie Mac, 3.71%, 9/25/2032	5,900,000	5,580,855
Freddie Mac, 5.5%, 2/15/2036 (i)	382,497	63,064
Freddie Mac, 2%, 8/15/2036	1,151,478	1,134,836
Freddie Mac, 6.5%, 5/01/2037	133,259	137,993
Freddie Mac, 4.5%, 12/15/2040 (i)	120,548	10,905
Freddie Mac, 1.75%, 8/15/2041	1,260,879	1,152,226
Freddie Mac, 2.92%, 6/25/2054	8,400,000	7,457,658
Freddie Mac, 2.58%, 6/25/2055	1,880,714	1,619,574
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 11/01/2052	32,401,727	28,186,720
Freddie Mac, UMBS, 2%, 4/01/2037 - 8/01/2052	81,766,151	69,569,926
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 11/01/2052	8,087,243	7,451,982
Freddie Mac, UMBS, 3%, 2/01/2050 - 10/01/2052	41,698,610	36,972,865
Freddie Mac, UMBS, 4%, 5/01/2052	4,831,575	4,592,023
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	1,826,587	1,904,434
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	39,585,406	38,893,839
Ginnie Mae, 5.683%, 8/20/2034	1,276,376	1,310,086
Ginnie Mae, 4%, 5/16/2039 - 10/20/2052	18,134,429	17,380,175
Ginnie Mae, 3.5%, 10/20/2041 (i)	526,260	28,201
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	35,936,242	33,551,692
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	38,407,799	33,823,229
Ginnie Mae, 4%, 8/16/2042 (i)	696,310	103,703
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	47,122,476	42,791,142
Ginnie Mae, 2.25%, 9/20/2043	883,501	841,318
Ginnie Mae, 2%, 1/20/2052	9,111,805	7,770,816
Ginnie Mae, 5%, 8/20/2052 - 11/20/2052	13,308,447	13,304,697
Ginnie Mae, 0.586%, 2/16/2059 (i)	2,604,277	92,010
Ginnie Mae, TBA, 2.5%, 12/15/2052	7,900,000	6,942,125
Ginnie Mae, TBA, 4.5%, 12/15/2052	5,650,000	5,533,689
Ginnie Mae, TBA, 5.5%, 12/15/2052	9,200,000	9,309,112
Ginnie Mae, TBA, 2%, 12/20/2052	12,675,000	10,785,633
Ginnie Mae, TBA, 6%, 12/20/2052	13,375,000	13,649,737
UMBS, TBA, 4.5%, 12/13/2052	6,700,000	6,520,984
UMBS, TBA, 1.5%, 12/25/2052	8,425,000	6,562,614
UMBS, TBA, 2.5%, 12/25/2052	12,650,000	10,820,691
UMBS, TBA, 4%, 12/25/2052	4,550,000	4,302,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 12/25/2052	$3,950,000	$3,930,250
UMBS, TBA, 5.5%, 12/25/2052	14,075,000	14,234,782
UMBS, TBA, 6%, 12/25/2052	2,300,000	2,351,557
		$1,102,827,206
Municipals – 1.5%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$1,355,000	$1,322,591
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	933,280
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	684,043
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	4,150,000	3,837,769
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	1,940,392
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,159,841	1,053,179
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	14,792,000	14,648,883
New York Transportation Development Corp., Special Facilities Rev., Taxable (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	770,000	770,000
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,471,350
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,680,000	1,506,560
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,900,000	1,784,031
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,408,733
		$33,360,811
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.98%, 11/01/2023	$13,765	$13,629
Small Business Administration, 4.89%, 12/01/2023	43,040	42,602
Small Business Administration, 4.77%, 4/01/2024	61,360	60,350
Small Business Administration, 5.52%, 6/01/2024	25,274	25,284
Small Business Administration, 4.99%, 9/01/2024	63,401	62,199
Small Business Administration, 4.86%, 10/01/2024	39,009	38,573
Small Business Administration, 4.86%, 1/01/2025	88,152	88,115
Small Business Administration, 5.11%, 4/01/2025	56,327	55,151
Small Business Administration, 2.21%, 2/01/2033	811,174	739,559
Small Business Administration, 2.22%, 3/01/2033	1,248,302	1,136,550
Small Business Administration, 3.15%, 7/01/2033	1,222,969	1,163,626
Small Business Administration, 3.16%, 8/01/2033	491,531	469,472
Small Business Administration, 3.62%, 9/01/2033	458,068	443,565
		$4,338,675
U.S. Treasury Obligations – 38.7%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,461,143
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	6,270,208
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,073,084
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,550,633
U.S. Treasury Bonds, 1.625%, 5/15/2031	41,833,000	35,757,410
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,230,197
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	12,946,092
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	8,511,921
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	23,017,231
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	75,542,596
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	21,583,437
U.S. Treasury Notes, 0.125%, 2/28/2023	51,824,200	51,281,170
U.S. Treasury Notes, 2.5%, 3/31/2023	131,000,000	130,119,510
U.S. Treasury Notes, 0.125%, 5/31/2023	33,455,000	32,720,558
U.S. Treasury Notes, 0.125%, 6/30/2023	18,346,500	17,859,888
U.S. Treasury Notes, 0.125%, 7/15/2023	11,546,000	11,222,622
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	134,558,840
U.S. Treasury Notes, 0.375%, 10/31/2023	8,133,200	7,815,179
U.S. Treasury Notes, 4.375%, 10/31/2024	10,453,000	10,450,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.625%, 12/31/2025	$20,900,000	$20,037,059
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	34,503,887
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	48,258,951
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	51,358,183
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	27,651,400
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	17,955,022
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	25,822,414
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,587,503
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,449,527
U.S. Treasury Notes, 3.25%, 5/15/2042	3,075,000	2,762,215
		$832,358,430
Total Bonds		$2,106,656,283
Short-Term Investment – 1.4%
Pharmaceuticals – 1.4%
Sanofi, 3.56%, 12/29/2022 (t)(y)	$31,089,000	$30,987,347
Investment Companies (h) – 4.3%
Money Market Funds – 4.3%
MFS Institutional Money Market Portfolio, 3.67% (v)	93,247,524	$93,247,524

Other Assets, Less Liabilities – (3.6)%		(78,071,865)
Net Assets – 100.0%		$2,152,819,289
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $93,247,524 and $2,137,643,630, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,460,310, representing 3.7% of net assets.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	331	$42,037,000	March – 2023	$159,103
U.S. Treasury Note 10 yr	Long	USD	1,154	130,979,000	March – 2023	512,541
U.S. Treasury Note 2 yr	Long	USD	121	24,848,485	March – 2023	55,840
U.S. Treasury Note 5 yr	Long	USD	508	55,153,719	March – 2023	268,072
U.S. Treasury Ultra Bond	Long	USD	481	65,551,281	March – 2023	287,608
						$1,283,164
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	165	$19,743,281	March – 2023	$(33,335)
At November 30, 2022, the fund had liquid securities with an aggregate value of $7,912,668 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$836,697,105	$—	$836,697,105
Municipal Bonds	—	33,360,811	—	33,360,811
U.S. Corporate Bonds	—	11,337,049	—	11,337,049
Residential Mortgage-Backed Securities	—	1,102,827,206	—	1,102,827,206
Commercial Mortgage-Backed Securities	—	80,280,388	—	80,280,388
Asset-Backed Securities (including CDOs)	—	42,153,724	—	42,153,724
Short-Term Securities	—	30,987,347	—	30,987,347
Mutual Funds	93,247,524	—	—	93,247,524
Total	$93,247,524	$2,137,643,630	$—	$2,230,891,154
Other Financial Instruments
Futures Contracts – Assets	$1,283,164	$—	$—	$1,283,164
Futures Contracts – Liabilities	(33,335)	—	—	(33,335)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$677,447,936	$1,033,038,731	$1,617,227,526	$(13,469)	$1,852	$93,247,524
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,749,900	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.